SUPPLEMENT DATED SEPTEMBER 21, 2001, TO

PROSPECTUS DATED MAY 1, 2001, FOR

MODIFIED SINGLE PREMIUM DEFERRED

VARIABLE ANNUITY CONTRACTS

ISSUED BY

NATIONWIDE LIFE INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VARIABLE ACCOUNT - 9

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective as of September 4, 2001, the address and telephone number to contact us for general information and free copies has been changed. Also, the web site for product information has been changed. Accordingly, the address, telephone number and web site found on page 2 of your prospectus are hereby replaced with the following:

For general information or to obtain FREE copies of the:

  Statement of Additional Information
  prospectus, annual report or semi-annual report for any underlying mutual fund; or
  required administrative forms,
call:	1-800-NEA-VALU (800-632-8258)
or write:	NEA Valuebuilder Program 700 SW Harrison Street Topeka, Kansas 66636-0001

The Statement of Additional Information and other material incorporated by reference can be found on the SEC web site at:

www.sec.gov

Information about this and other Valuebuilder products can be found at:

www.neamb.com

The address, telephone number and web site set forth in Appendix B of the prospectus are also changed to read as follows:
Phone:	1-800-NEA-VALU (800-632-8258)
Address:	NEA Valuebuilder Program 700 SW Harrison Street Topeka, Kansas 66636-0001
Web site:	www.neamb.com